Portfolio of Investments
Columbia Strategic California Municipal Income Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.3%
California Statewide Communities Development Authority(a),(b)
Revenue Bonds
Series 2018 (Wells Fargo Bank)
08/15/2047	0.010%	990,000	990,000
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	0.010%	865,000	865,000
Total			1,855,000
Total Floating Rate Notes (Cost $1,855,000)			1,855,000

Municipal Bonds 98.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.1%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B (BAM)
07/01/2028	5.000%	500,000	546,730
07/01/2030	5.125%	1,050,000	1,152,312
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Subordinated Series 2019A
05/15/2049	5.000%	5,000,000	6,216,150
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017
05/15/2041	5.000%	1,500,000	1,779,435
Subordinated Series 2018
05/15/2048	5.250%	3,000,000	3,727,920
Senior Series 2020C
05/15/2031	5.000%	1,880,000	2,512,714
05/15/2050	4.000%	4,000,000	4,677,680
Subordinated Series 2018C
05/15/2044	5.000%	2,000,000	2,441,000
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	6,562,490
Norman Y. Mineta San Jose International Airport(c)
Refunding Revenue Bonds
Series 2017A
03/01/2047	5.000%	3,000,000	3,597,630
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
2nd Series 2011F
05/01/2029	5.000%	3,000,000	3,031,860
SFO Fuel Co., LLC
Series 2019
01/01/2047	5.000%	1,000,000	1,226,620
Revenue Bonds
San Francisco International Airport
Series 2016
05/01/2041	5.000%	1,305,000	1,561,889
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	6,000,000	6,736,260
Total			45,770,690
Charter Schools 4.4%
California Infrastructure & Economic Development Bank(d)
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,300,000	2,473,259
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	900,998
06/15/2049	5.000%	1,400,000	1,444,072
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	1,750,000	2,012,307
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,467,129
07/01/2045	5.000%	1,705,000	1,939,966
Aspire Public Schools
Series 2020A
08/01/2059	5.000%	3,120,000	3,767,338
Fenton Charter Schools
Series 2020A
07/01/2050	5.000%	525,000	584,215
07/01/2058	5.000%	625,000	691,656
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,704,579
Columbia Strategic California Municipal Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
08/01/2048	5.000%	1,750,000	2,057,982
KIPP Los Angeles Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,121,330
Series 2015A
07/01/2045	5.000%	1,000,000	1,144,220
Kipp SoCal Public Schools
Series 2019A
07/01/2049	5.000%	1,000,000	1,254,490
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,143,420
07/01/2046	6.375%	155,000	177,230
Series 2020A
07/01/2050	4.000%	1,140,000	1,329,992
07/01/2055	4.000%	1,075,000	1,248,656
Total			28,462,839
Disposal 1.7%
California Municipal Finance Authority(d)
Revenue Bonds
Waste Management, Inc.
Series 2009A (Mandatory Put 02/03/25)
02/01/2039	1.300%	750,000	776,168
California Municipal Finance Authority(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019A (Mandatory Put 10/01/29)
10/01/2044	2.400%	9,000,000	10,084,500
Total			10,860,668
Health Services 0.8%
California Municipal Finance Authority
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	5,000,000	5,342,100
Higher Education 7.6%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,960,515
Series 2018-A
12/01/2044	5.000%	2,000,000	2,419,100
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,342,840
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Chapman University
Series 2015
04/01/2040	5.000%	2,500,000	2,864,575
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,190,490
California Lutheran University
Series 2018
10/01/2038	5.000%	300,000	366,765
Revenue Bonds
Biola University
Series 2013
10/01/2038	5.000%	1,000,000	1,089,970
10/01/2042	5.000%	2,360,000	2,561,497
National University
Series 2019A
04/01/2040	5.000%	1,000,000	1,265,910
04/01/2041	5.000%	2,000,000	2,525,100
California Public Finance Authority(d)
Revenue Bonds
California University of Science and Medicine
Series 2019
07/01/2054	6.250%	3,000,000	3,421,140
California State University
Revenue Bonds
Series 2019A
11/01/2049	5.000%	5,000,000	6,437,950
California Statewide Communities Development Authority(d)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,333,690
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,522,794
11/01/2043	5.875%	1,875,000	2,031,000
University of California
Refunding Revenue Bonds
Series 2020BE
05/15/2047	4.000%	2,000,000	2,413,560
05/15/2050	4.000%	7,305,000	8,782,655
Total			49,529,551
Hospital 15.8%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,718,900

2	Columbia Strategic California Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marshal Medical Center
Series 2020
11/01/2040	4.000%	1,000,000	1,200,150
11/01/2050	5.000%	2,000,000	2,535,980
PIH Health
Series 2020A
06/01/2050	4.000%	4,500,000	5,261,220
Revenue Bonds
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	9,338,320
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,774,000
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	8,171,800
St. Joseph Health System
Series 2013A
07/01/2037	5.000%	2,000,000	2,205,280
Subordinated Revenue Bonds
Kaiser Permanente
Series 2020A-2
11/01/2051	4.000%	5,195,000	5,981,055
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,239,420
Series 2017A
02/01/2042	4.000%	2,000,000	2,205,800
02/01/2047	5.000%	2,000,000	2,317,520
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,618,360
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	5,719,400
03/01/2048	5.000%	5,000,000	6,054,750
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,589,585
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,124,300
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
John Muir Health
Series 2018A
12/01/2053	5.000%	700,000	837,193
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,141,010
Revenue Bonds
Emanate Health
Series 2020A
04/01/2045	4.000%	1,000,000	1,167,030
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	574,399
08/01/2045	4.000%	1,000,000	1,049,870
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,501,108
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,977,178
Methodist Hospital of Southern California
Series 2018
01/01/2048	5.000%	7,500,000	8,871,825
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,602,550
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	3,282,570
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2036	5.000%	500,000	610,340
07/01/2048	4.000%	500,000	545,565
Total			102,216,478
Human Service Provider 1.0%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,360,120
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	4,058,705
Total			6,418,825

Columbia Strategic California Municipal Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 0.5%
Southern California Public Power Authority
Refunding Revenue Bonds
Magnolia Power Project
Series 2020A-1
07/01/2036	5.000%	2,500,000	3,385,075
Local Appropriation 1.6%
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	840,000	850,366
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2043	4.000%	1,500,000	1,817,880
12/01/2045	5.000%	4,000,000	5,223,000
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,209,920
Total			10,101,166
Local General Obligation 12.2%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	1,078,970
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	3,008,857
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	5,437,400
Chaffey Joint Union High School District(e)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	365,565
08/01/2035	0.000%	660,000	464,297
08/01/2036	0.000%	1,000,000	676,960
Chino Valley Unified School District
Limited General Obligation Bonds
Series 2020B
08/01/2055	5.000%	1,000,000	1,304,560
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chula Vista Elementary School District(e)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,600,000	1,590,864
Coast Community College District(e)
Unlimited General Obligation Bonds
Election of 2012
Series 2019F
08/01/2041	0.000%	2,125,000	1,233,414
08/01/2043	0.000%	7,250,000	3,893,322
Compton Unified School District(e)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2036	0.000%	2,750,000	1,847,890
Conejo Valley Unified School District(e)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,300,480
08/01/2030	0.000%	1,000,000	745,900
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Series 2019C
08/01/2049	4.000%	1,500,000	1,743,330
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,272,325
El Monte Union High School District
Unlimited General Obligation Bonds
Series 2019A
06/01/2044	4.000%	2,750,000	3,166,515
Glendale Community College District(e)
Unlimited General Obligation Bonds
Series 2020B
08/01/2044	0.000%	1,550,000	805,054
02/01/2045	0.000%	1,250,000	636,763
Glendale Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,389,242
09/01/2032	0.000%	1,000,000	695,130
Huntington Beach City School District
Unlimited General Obligation Bonds
Series 2020C
08/01/2040	3.000%	1,250,000	1,365,250
08/01/2041	3.000%	1,000,000	1,089,110
Long Beach Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2045	4.000%	725,000	848,902

4	Columbia Strategic California Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,054,935
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2035	5.000%	1,250,000	1,687,950
07/01/2044	4.000%	6,000,000	7,208,640
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,468,362
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,645,055
08/01/2033	0.000%	2,000,000	1,450,280
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2040	5.000%	1,000,000	1,172,800
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	713,450
08/01/2034	0.000%	1,610,000	1,100,548
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	2,028,069
Riverside Community College District(e)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	450,498
08/01/2031	0.000%	1,000,000	711,810
San Diego Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,287,900
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	5,513,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Jose Evergreen Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2020B
09/01/2041	3.000%	5,000,000	5,478,500
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,679,100
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	435,000	446,658
Val Verde Unified School District
Unlimited General Obligation Bonds
Series 2020A (BAM)
08/01/2046	4.000%	700,000	809,424
Total			78,868,029
Multi-Family 4.2%
California Community Housing Agency(d)
Revenue Bonds
The Arbors
Series 2020A
08/01/2050	5.000%	3,500,000	4,147,850
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	4,721,194	5,382,916
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	1,102,610
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,334,163
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,872,785
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,082,830
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/2031	5.125%	2,000,000	2,022,600

Columbia Strategic California Municipal Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2051	5.000%	1,440,000	1,623,672
CSCDA Community Improvement Authority(d),(f)
Revenue Bonds
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,945,574
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	4,000,000	4,567,160
Total			27,082,160
Municipal Power 2.0%
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,050,770
Modesto Irrigation District
Refunding Revenue Bonds
Series 2020
10/01/2031	5.000%	1,765,000	2,514,701
Puerto Rico Electric Power Authority(g),(h)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	3,200,000	2,728,000
Turlock Irrigation District
Refunding Revenue Bonds
Series 2020
01/01/2039	5.000%	2,000,000	2,637,020
01/01/2041	5.000%	3,130,000	4,101,490
Total			13,031,981
Other Bond Issue 1.0%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,245,400
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Series 2019-ML05
03/01/2019
11/25/2033	3.350%	3,926,695	4,547,742
Total			6,793,142
Ports 0.9%
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A
08/01/2044	5.000%	5,000,000	5,643,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prepaid Gas 0.2%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,606,330
Recreation 0.3%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Los Angeles County Museum of Natural History
Series 2020
07/01/2050	4.000%	1,500,000	1,720,935
Refunded / Escrowed 2.4%
California State Public Works Board
Prerefunded 10/14/21 Revenue Bonds
Various Capital Projects
Series 2011A
10/01/2031	5.125%	5,000,000	5,168,050
California Statewide Communities Development Authority
Prerefunded 12/01/23 Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,301,780
City of La Verne
Prerefunded 05/15/22 Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,179,057
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	275,000	298,815
City of Redding Electric System(i)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/2022	12.168%	105,000	115,407
San Francisco City & County Redevelopment Agency
Prerefunded 02/01/21 Tax Allocation Bonds
San Francisco Redevelopment Projects
Series 2011B
08/01/2041	6.625%	1,600,000	1,600,000
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2031	7.000%	1,000,000	1,000,000
Union City Community Redevelopment Agency
Prerefunded 12/01/21 Subordinated Tax Allocation Bonds
Lien-Community Redevelopment Project
Series 2011
12/01/2033	6.875%	1,500,000	1,583,700

6	Columbia Strategic California Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Yorba Linda Redevelopment Agency Successor
Prerefunded 09/01/21 Subordinated Tax Allocation Bonds
Lien-Redevelopment Project
Series 2011A
09/01/2032	6.500%	2,000,000	2,073,780
Total			15,320,589
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900
Retirement Communities 3.3%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2031	6.000%	2,200,000	2,238,500
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	3,005,436
07/01/2044	5.000%	700,000	814,093
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,763,600
Revenue Bonds
Paradise Vally Estates Project
Series 2019
01/01/2043	5.000%	3,000,000	3,643,800
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	1,976,253
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,510,632
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,886,150
04/01/2047	5.000%	250,000	286,655
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,308,512
Total			21,433,631
Sales Tax 2.1%
Orange County Local Transportation Authority
Refunding Revenue Bonds
Series 2019
02/15/2035	5.000%	4,000,000	5,236,200
Puerto Rico Sales Tax Financing Corp.(e),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	16,400,000	5,169,280
San Francisco Bay Area Rapid Transit District
Revenue Bonds
Sales Tax
Series 2019A
07/01/2039	4.000%	1,250,000	1,480,512
San Joaquin County Transportation Authority
Revenue Bonds
Measure K
Series 2019
03/01/2039	5.000%	1,500,000	1,927,920
Total			13,813,912
Special Property Tax 6.5%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,245,000	1,250,478
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	585,000	587,556
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2030	5.000%	1,000,000	1,296,670
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,274,160
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,645,800
09/01/2038	5.000%	625,000	656,156

Columbia Strategic California Municipal Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,846,368
09/01/2036	5.000%	2,435,000	2,814,422
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	35,000	35,181
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	845,468
09/01/2044	5.000%	1,025,000	1,148,277
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,538,850
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,452,971
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	1,700,000	1,927,205
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	955,000	1,030,435
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,541,650
Irvine Unified School District
Special Tax Bonds
Community Facilities District Number 09-1
Series 2019A
09/01/2038	4.000%	275,000	322,036
09/01/2040	4.000%	690,000	803,112
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,119,560
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,327,443
08/01/2040	5.750%	2,000,000	2,041,580
Pittsburg Successor Agency Redevelopment Agency(e)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	2,045,904
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,410,000	1,689,758
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,124,090
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,277,987
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bonds
Series 2020A
10/01/2045	5.000%	1,000,000	1,261,650
10/01/2049	5.000%	1,000,000	1,255,690
Total			42,160,457
State Appropriated 2.8%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	6,825,000	7,378,098
Revenue Bonds
Judicial Council Projects
Series 2013A
03/01/2038	5.000%	2,500,000	2,730,375
Series 2014B
10/01/2039	5.000%	1,000,000	1,160,270
Various Capital Projects
Series 2020B
03/01/2045	4.000%	1,875,000	2,247,919
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,505,619
Total			18,022,281

8	Columbia Strategic California Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 9.7%
State of California
Unlimited General Obligation Bonds
Construction Bonds
Series 2019
10/01/2049	5.000%	2,000,000	2,583,500
Series 2019
11/01/2029	5.000%	8,000,000	10,931,520
04/01/2045	3.250%	3,650,000	4,071,758
Various Purpose
Series 2020
03/01/2036	5.000%	1,000,000	1,335,470
03/01/2046	4.000%	1,000,000	1,206,040
Various Purpose - Bid Group A
Series 2018
10/01/2048	5.000%	10,000,000	12,697,000
Unlimited General Obligation Refunding Bonds
Series 2019
04/01/2028	5.000%	4,000,000	5,265,080
10/01/2036	4.000%	10,000,000	12,294,100
Series 2020
03/01/2035	5.000%	2,000,000	2,680,160
Various Purpose
Series 2019
04/01/2032	5.000%	7,000,000	9,983,540
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,008
Total			63,050,176
Tobacco 4.1%
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	17,780,000	3,433,140
Sonoma County Securitization Corp.
Series 2020
06/01/2055	0.000%	10,000,000	2,416,300
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	4,000,000	4,163,640
06/01/2047	5.250%	1,500,000	1,566,390
Series 2018A-2
06/01/2047	5.000%	6,900,000	7,182,279
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2048	5.000%	5,000,000	6,176,200
Tobacco Securitization Authority of Southern California(e)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,322,510
Total			26,260,459
Turnpike / Bridge / Toll Road 4.0%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/2046	5.750%	2,850,000	3,228,138
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	5,640,650
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,839,000
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,577,726
06/01/2033	0.000%	2,940,000	2,184,567
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	2,105,650
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,625,760
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	5,000,000	5,567,550
Total			25,769,041
Water & Sewer 2.6%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,771,773

Columbia Strategic California Municipal Income Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,379,320
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Series 2020A (BAM)
12/01/2055	4.000%	4,500,000	5,228,055
State of California Department of Water Resources
Refunding Revenue Bonds
Series 2020BB
12/01/2033	5.000%	2,000,000	2,788,220
12/01/2035	5.000%	2,000,000	2,770,880
Total			16,938,248
Total Municipal Bonds (Cost $590,946,130)			639,656,763
Money Market Funds 0.7%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(j)	262,817	262,791
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.026%(j)	4,707,192	4,707,192
Total Money Market Funds (Cost $4,969,999)		4,969,983
Total Investments in Securities (Cost: $597,771,129)		646,481,746
Other Assets & Liabilities, Net		1,130,388
Net Assets		647,612,134

At January 31, 2021, securities and/or cash totaling $472,750 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(41)	03/2021	USD	(6,917,469)	34,759	—
U.S. Treasury 10-Year Note	(82)	03/2021	USD	(11,236,563)	13,938	—
U.S. Treasury 10-Year Note	(165)	03/2021	USD	(22,610,156)	—	(100,819)
Total					48,697	(100,819)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2021.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $48,929,688, which represents 7.56% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2021, the total value of these securities amounted to $7,897,280, which represents 1.22% of total net assets.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2021, the total value of these securities amounted to $2,782,900, which represents 0.43% of total net assets.
(i)	Inverse floating rate security issued by a tender option bond (TOB) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. The interest rate shown was the current rate as of January 31, 2021.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2021.
10	Columbia Strategic California Municipal Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2021 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Strategic California Municipal Income Fund | Quarterly Report 2021	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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